EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2020
Employee-related Liabilities [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2 0 2 0	2 0 1 9
Short-term employee benefits:
Benefits for vacation and recreation pay	441	193
Liability for payroll, bonuses and wages	1,069	908
	1,510	1,101